RECLAMATION PROVISION (Details Narrative) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Management's estimate one [Member]
Statement [Line Items]
Risk Free Interest Rate	7.78%	7.78%
Inflation Rate	7.36%	7.36%
Management's Estimate [Member]
Statement [Line Items]
Reclamation Provision	$ 767	$ 726
Reclamation Provision Undiscounted Value	$ 1,292	$ 1,252